Average Annual Total Returns - Nuveen Minnesota Intermediate Municipal Bond Fund	Sep. 30, 2020
S&P Municipal Bond Intermediate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.92%	[1]
5 Years	3.30%	[1]
10 Years	4.13%	[1]
Lipper Other States Municipal Debt Funds Category Average (reflects no deduction for taxes or sales loads)
Average Annual Return:
1 Year	5.79%	[2]
5 Years	2.26%	[2]
10 Years	2.97%	[2]
Class A
Average Annual Return:
1 Year	3.17%
5 Years	2.28%
10 Years	3.40%
Since Inception
Inception Date	Feb. 25, 2094
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	3.17%
5 Years	2.28%
10 Years	3.39%
Since Inception
Inception Date	Feb. 25, 2094
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.01%
5 Years	2.39%
10 Years	3.33%
Since Inception
Inception Date	Feb. 25, 2094
Class I
Average Annual Return:
1 Year	6.62%
5 Years	3.11%
10 Years	3.90%
Since Inception
Inception Date	Feb. 25, 2094
Class C1
Average Annual Return:
1 Year	5.90%
5 Years	2.44%
10 Years	3.23%
Since Inception
Inception Date	Oct. 28, 2009
Class C2
Average Annual Return:
1 Year	5.82%
5 Years	2.33%
10 Years
Since Inception	3.36%
Inception Date	Jan. 18, 2011
Class C2 | S&P Municipal Bond Intermediate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Since Inception	4.36%	[1]
Class C2 | Lipper Other States Municipal Debt Funds Category Average (reflects no deduction for taxes or sales loads)
Average Annual Return:
Since Inception	3.21%	[2]
Class C
Average Annual Return:
1 Year	5.49%
5 Years	2.08%
10 Years
Since Inception	2.48%
Inception Date	Feb. 10, 2014
Class C | S&P Municipal Bond Intermediate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Since Inception	3.65%	[1]
Class C | Lipper Other States Municipal Debt Funds Category Average (reflects no deduction for taxes or sales loads)
Average Annual Return:
Since Inception	2.60%	[2]

[1]	An unleveraged, market value-weighted index containing all bonds in the S&P Municipal Bond Index that mature between 3 and 14.999 years.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.